HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Investment properties	$ 53,045	$ 51,357	$ 48,784
Property, plant and equipment	6,774	5,457
Accounts receivable and other	1,420	981
Total assets	87,971	84,347
Debt obligations	40,258	37,991
Accounts payable and other liabilities	3,508	3,052
Total liabilities	51,509	49,223
Held for sale
Disclosure of financial assets [line items]
Investment properties	1,513	853
Property, plant and equipment	0	475
Accounts receivable and other	34	105
Total assets	1,547	1,433	$ 147
Debt obligations	907	1,107
Accounts payable and other liabilities	17	209
Total liabilities	$ 924	$ 1,316